As filed with the Securities and Exchange Commission on May 20, 2015

Securities Act Registration No. 333-42004

Investment Company Act File No. 811-10027

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 46

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 47

State Farm Mutual Fund Trust

(Exact name of Registrant as Specified in Charter)

One State Farm Plaza, Bloomington, Illinois	61710-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 447-4930

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3300
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)

☐	pursuant to rule 485(b)

☐	on April 29, 2015 pursuant to rule 485(a)(1)

☐	on May 1, 2015 pursuant to rule 485(b)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on ___________ pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Mutual Fund Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 20th day of May 2015.

STATE FARM MUTUAL FUND TRUST

By:	/s/ Michael L. Tipsord
Michael L. Tipsord Trustee, President and Chairperson of the Board

Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Michael L. Tipsord Michael L. Tipsord	Trustee, President and Chairperson of the Board	May 20, 2015

*Paul J. Smith	Trustee, Senior Vice President and Treasurer	May 20, 2015

*Thomas M. Mengler	Trustee	May 20, 2015

*James A. Shirk	Trustee	May 20, 2015

*Diane L. Wallace	Trustee	May 20, 2015

*Victor J. Boschini	Trustee	May 20, 2015

*David L. Vance	Trustee	May 20, 2015

*Alan R. Latshaw	Trustee	May 20, 2015

*Anita M. Nagler	Trustee	May 20, 2015

By:	/s/ David Moore
David Moore Attorney-In-Fact May 20, 2015

*	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for the trustee of the Registrant on whose behalf this Registration Statement is filed, have been executed and are attached to this amendment to the Registration Statement.

SIGNATURES

This Registration Statement contains certain disclosures regarding the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (the “Portfolios”), series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the State Farm Mutual Fund Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 20, 2015. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolios and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer (Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on May 20, 2015. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolios and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ John M. Perlowski	President and Chief Executive Officer	May 20, 2015

John M. Perlowski	(Chief Executive Officer)

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer	May 20, 2015

Collette Chilton*	Trustee	May 20, 2015

Barbara G. Novick*	Trustee	May 20, 2015

David O. Beim*	Trustee	May 20, 2015

Frank J. Fabozzi*	Trustee	May 20, 2015

Dr. Matina S. Horner*	Trustee	May 20, 2015

Rodney D. Johnson*	Trustee	May 20, 2015

Herbert I. London*	Trustee	May 20, 2015

Ian A. MacKinnon*	Trustee	May 20, 2015

Cynthia A. Montgomery*	Trustee	May 20, 2015

Joseph P. Platt, Jr.*	Trustee	May 20, 2015

Robert C. Robb, Jr.*	Trustee	May 20, 2015

Toby Rosenblatt*	Trustee	May 20, 2015

Mark Stalnecker*	Trustee	May 20, 2015

Kenneth L. Urish*	Trustee	May 20, 2015

Frederick W. Winter*	Trustee	May 20, 2015

By: /s/ Benjamin Archibald Benjamin Archibald (Attorney-in-Fact)

*	As Attorney-in-Fact pursuant to the power of attorney, dated January 1, 2015, that is filed herein.

EXHIBIT INDEX

EXHIBIT LETTER	DESCRIPTION
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
Power of Attorney, State Farm Mutual Fund Trust
Power of Attorney, Master Investment Portfolio